Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Borrowings

	As at 31 December
	2016	2017
	RMB’000	RMB’000
Loans due within one year
-Short term bank loans	546,432	606,157

	546,432	606,157